Annual Fund Operating Expenses (Core Global Diversification Trust)	12 Months Ended
	May 01, 2011
Series I, Core Global Diversification Trust
Operating Expenses:
Share Class	Series I
Management fee	0.05%
Distribution and service (12b-1) fees	0.35%
Other Expenses	0.05%
Acquired Fund fees and expenses	0.47%	[1]
Total fund operating expenses	0.92%
Series II, Core Global Diversification Trust
Operating Expenses:
Share Class	Series II
Management fee	0.05%
Distribution and service (12b-1) fees	0.55%
Other Expenses	0.05%
Acquired Fund fees and expenses	0.47%	[1]
Total fund operating expenses	1.12%
Series III, Core Global Diversification Trust
Operating Expenses:
Share Class	Series III
Management fee	0.05%
Distribution and service (12b-1) fees	0.15%
Other Expenses	0.05%
Acquired Fund fees and expenses	0.47%	[1]
Total fund operating expenses	0.72%
Series NAV, Core Global Diversification Trust
Operating Expenses:
Share Class	Series NAV	[2]
Management fee	0.05%
Distribution and service (12b-1) fees	none
Other Expenses	0.05%
Acquired Fund fees and expenses	0.47%	[1]
Total fund operating expenses	0.57%

[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.